Summary of Significant Accounting Policies - Schedule of Concentration and Risks (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage	69.70%		37.90%
Concentration risk, amount	$ 10,352,378		$ 11,258,384
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage	99.40%		42.20%
Concentration risk, amount	$ 482		$ 95,744
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]	16.50%
Concentration risk, amount		[1]	$ 37,412
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]	69.40%
Concentration risk, amount		[1]	$ 139,692
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage	100.00%			[1]
Concentration risk, amount	$ 73,412			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]	26.00%
Concentration risk, amount		[1]	$ 52,442
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage	68.70%		25.40%			[1]
Concentration risk, amount	$ 10,267,239		$ 7,480,933			[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage	14.60%		18.30%			[1]
Concentration risk, amount	$ 2,179,026		$ 5,366,830			[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]	11.50%			[1]
Concentration risk, amount		[1]	$ 3,388,554			[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]		[1]	23.10%
Concentration risk, amount		[1]		[1]	$ 11,751,509
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]		[1]	12.40%
Concentration risk, amount		[1]		[1]	$ 6,312,976
Advance to suppliers [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage	85.60%		76.10%
Concentration risk, amount	$ 2,644,755		$ 2,765,345
Advance to suppliers [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Schedule of Concentration and Risks [Line Items]
Concentration risk, percentage		[1]	23.60%
Concentration risk, amount		[1]	$ 856,960

[1]	Indicates below 10%.